SCHEDULE VI - Supplementary Information for Property-Casualty Insurance Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
Deferred policy acquisition costs	$ 877.9	$ 786.6	$ 515.8
Reserves for losses and loss adjustment expenses	3,134.3	2,448.9	2,045.2
Unearned premiums	3,651.5	3,149.5	2,618.6
Net premiums earned	2,258.1	1,832.6	1,500.5
Net investment income	190.5	119.5	40.7
Loss and loss expenses incurred related to current year	(1,031.2)	(761.7)	(852.3)
Loss and loss expenses incurred related to prior year	(124.6)	62.9	22.1
Policy acquisition expenses	999.7	723.8	384.4
Net paid losses and loss expenses	595.2	439.5	324.7
Net premiums written	$ 2,394.6	$ 2,136.6	$ 1,858.4